Revenue	6 Months Ended
Feb. 28, 2019
Revenue [Abstract]
Revenue

4. REVENUE

Significant accounting policies

The Company records revenue from contracts with customers in accordance with the following five steps in IFRS 15:

(1) identify the contract(s) with a customer;

(2) identify the performance obligations in the contract;

(3) determine the transaction price;

(4) allocate the transaction price to the performance obligations in the contract; and,

(5) recognize revenue when (or as) we satisfy a performance obligation.

Revenue for each performance obligation is recognized either over time (i.e. services) or at a point in time (i.e. equipment). For performance obligations satisfied over time, revenue is recognized as the services are provided. These services are typically provided, and recognized on a monthly basis. Revenue for performance obligations satisfied at a point in time is recognized when control of the item or service transfers to the customer. Revenues on certain long-term contracts are recognized using output methods based on products delivered, performance completed to date and time elapsed.

For bundled arrangements (e.g. wireless handsets, and voice and data services), items are accounted for as separate performance obligations if the item meets the definition of a distinct good or service. Stand-alone selling prices are determined using observable prices adjusted for market conditions and other factors, as appropriate.

When a customer can modify their contract within predefined terms such that we are not able to enforce the transaction price agreed to, but can only contractually enforce a lower amount, we allocate revenue between performance obligations using the minimum enforceable rights and obligations and any excess amount is recognized as revenue as its earned.

Contract assets and liabilities

We record a contract asset when we have provided goods and services to our customer but our right to related consideration for the performance obligation is conditional on satisfying other performance obligations. Contract assets are transferred to trade receivables when our right to consideration becomes conditional only as to the passage of time. A contract liability is recognized when we receive consideration in advance of the transfer of products or services to the customer. We account for contract assets and liabilities on a contract-by-contract basis, with each contract presented as either a net contract asset or a net contract liability accordingly.

Deferred commission cost assets

We defer the incremental cost to obtain or fulfill a contract with a customer over their expected period of benefit to the extent they are recoverable. These costs include certain commissions paid to internal and external representatives. We defer them as deferred commission cost assets in other assets and amortize them to operating costs over the pattern of the transfer of goods and services to the customer, which is typically evenly over either 24 or 36 consecutive months.

Use of estimates and judgments

The application of IFRS 15 requires Shaw to make judgments and estimates that affect the amount and timing of revenue from contracts with customers, including estimates of the stand-alone selling prices of wireless products and services, the identification of performance obligations within a contract and the timing of satisfaction of performance obligations under long-term contracts.

Determining the costs we incur to obtain or fulfill a contract that meet the deferral criteria within IFRS 15 requires us to make significant judgments. We expect incremental commission fees paid to internal and external representatives as a result of obtaining contracts with customers to be recoverable.

Contract assets and liabilities

The table below provides a reconciliation of the significant changes to the current and long-term portion of contract assets and liabilities balances during the period.

	Contract	Contract
	Assets	Liabilities
Opening balance, as at September 1, 2018	135	244
Increase in contract assets from revenue recognized during the period	86	-
Contract assets transferred to trade receivables	(72)	-
Contract terminations transferred to trade receivables	(4)	-
Revenue recognized included in contract liabilities at the beginning of the year	-	(232)
Increase in contract liabilities during the period	-	222
Ending balance, as at February 28, 2019	145	234

Deferred commission cost assets

The table below provides a summary of the changes in the deferred commission cost assets recognized from the incremental costs incurred to obtain contracts with customers during the six months ended February 28, 2019 and 2018. We believe these amounts to be recoverable through the revenue earned from the related contracts. The deferred commission cost assets are presented within other current assets (when they will be amortized into net income within twelve months of the date of the financial statements) or other long-term assets.

	Six months ended February 28,
	2019	2018
Opening balance, as at September 1, 2018	75	57
Additions to deferred commission cost assets	37	31
Amortization recognized on deferred commission cost assets	(31)	(24)
Ending balance, as at February 28, 2019	81	64

Commission costs are amortized over a period ranging from 24 to 36 months.

Disaggregation of revenue

	Three months ended February 28,		Six months ended February 28,
		2018		2018
	2019	(restated, note 2)	2019	(restated, note 2)
Services
Wireline - Consumer	923	926	1,859	1,861
Wireline - Business	148	140	295	280
Wireless	169	134	336	261
	1,240	1,200	2,490	2,402
Equipment and other
Wireless	78	130	184	174
	78	130	184	174
Intersegment eliminations	(2)	(1)	(3)	(2)
Total revenue	1,316	1,329	2,671	2,574

Remaining performance obligations

The following table includes revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at February 28, 2019.

	Within	Within
	1 year	2 years	Total
Wireline	682	175	857
Wireless	318	127	445
Total	1,000	302	1,302

When estimating minimum transaction prices allocated to the remaining unfilled, or partially unfulfilled, performance obligations, Shaw applied the practical expedient to not disclose information about remaining performance obligations that have original expected duration of one year or less and for those contracts where we bill the same value as that which is transferred to the customer.